Statement of Cash Flows (USD $)	12 Months Ended			121 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2012
Cash flows from operating activities
Net loss for the period	$ (8,998,382)	$ (5,164,198)	$ (2,658,296)	$ (31,241,510)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	29,627	16,854	9,660	68,007
Stock-based compensation	647,382	556,875	566,923	3,691,102
Debt discount	0	0	5,214	5,881
Shares issued to acquire mineral properties	0	0	0	3,500
Shares issued in payment of bonus	0	0	0	52,160
Non-cash interest	0	0	0	333,333
Write-down of mineral claims	0	0	0	408,496
Changes in operating assets and liabilities
Receivables	(33,991)	(33,102)	0	(67,093)
Prepaid expenses and deposits	(28,036)	68,033	(90,170)	(69,859)
Accounts payable and accrued liabilities	151,163	65,292	289,974	761,965
Due to related parties	(218,881)	210,988	36,318	28,425
Net cash used in operating activities	(8,451,118)	(4,279,258)	(1,840,377)	(26,025,593)
Cash flows used in investing activities
Acquisition of mineral property interests	0	0	0	(408,496)
Acquisition of surface rights to mineral property	0	(815,000)	0	(815,000)
Purchase of short-term investments	(4,109,097)	0	0	(4,109,097)
Redemption of short-term investments	4,109,097	0	0	4,109,097
Acquisition of equipment	(363,682)	(78,201)	(25,349)	(515,943)
Net cash used in investing activities	(363,682)	(893,201)	(25,349)	(1,739,439)
Cash flows from financing activities
Issuance of convertible debentures	0	0	0	1,650,000
Issuance of promissory notes	0	0	0	790,410
Repayment of promissory notes	0	0	(150,000)	(790,410)
Proceeds from issuance of capital stock	12,082,016	7,787,442	5,147,165	35,237,230
Proceeds from shares subscribed	0	104,380	0	104,380
Net cash provided by financing activities	12,082,016	7,891,822	4,997,165	36,991,610
Effects of foreign currency exchange on cash	22,729	30,213	(30,213)	22,729
Increase in cash during the period	3,289,945	2,749,576	3,101,226	9,249,307
Cash and cash equivalents, beginning of period	5,959,362	3,209,786	108,560	0
Cash and cash equivalents, end of period	9,249,307	5,959,362	3,209,786	9,249,307
Supplemental disclosures
Taxes	3,180	0	302	4,257
Interest	(71,577)	(2,646)	13,052	14,506
Non-cash financing transactions:
Conversion of convertible debenture into common stock	0	0	150,000	150,000
Stock based compensation on issuance of brokers warrants	0	0	145,488	145,488
Notes and accrued interest converted to common stock	$ 0	$ 0	$ 0	$ 1,390,008